Acquired Intangible Assets, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Acquired Intangible Assets by Major Class [Line Items]
Intangible assets with definite life, Gross carrying amount	$ 13,112	$ 3,771
Intangible assets with definite life, Accumulated amortization	(5,187)	(3,114)
Intangible assets with definite life, impairment loss	(3,864)
Intangible assets with definite life, Net carrying amount	4,061	657
Gross carrying amount	13,112	5,441
Net carrying amount	4,061	2,327
Trade name and domain name
Acquired Intangible Assets by Major Class [Line Items]
Intangible assets with indefinite life, Gross carrying amount		1,670
Intangible assets with indefinite life, Accumulated amortization
Intangible assets with indefinite life, Impairment Loss
Intangible assets with indefinite life, Net carrying amount		1,670
Software license
Acquired Intangible Assets by Major Class [Line Items]
Intangible assets with definite life, Gross carrying amount	10,742	3,056
Intangible assets with definite life, Accumulated amortization	(4,774)	(2,828)
Intangible assets with definite life, impairment loss	(2,107)
Intangible assets with definite life, Net carrying amount	3,861	228
Certification of internet content provider
Acquired Intangible Assets by Major Class [Line Items]
Intangible assets with definite life, Gross carrying amount		15
Intangible assets with definite life, Accumulated amortization		(9)
Intangible assets with definite life, impairment loss
Intangible assets with definite life, Net carrying amount		6
Customer base
Acquired Intangible Assets by Major Class [Line Items]
Intangible assets with definite life, Gross carrying amount	680	680
Intangible assets with definite life, Accumulated amortization	(393)	(257)
Intangible assets with definite life, impairment loss	(287)
Intangible assets with definite life, Net carrying amount		423
Contract backlog
Acquired Intangible Assets by Major Class [Line Items]
Intangible assets with definite life, Gross carrying amount	20	20
Intangible assets with definite life, Accumulated amortization	(20)	(20)
Intangible assets with definite life, impairment loss
Intangible assets with definite life, Net carrying amount
Trade name and domain name
Acquired Intangible Assets by Major Class [Line Items]
Intangible assets with definite life, Gross carrying amount	1,670
Intangible assets with definite life, Accumulated amortization
Intangible assets with definite life, impairment loss	(1,470)
Intangible assets with definite life, Net carrying amount	$ 200